Offerings - Offering: 1	May 12, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	First Mortgage Bonds, 5.20% due June 15, 2036
Amount Registered | shares	425,000,000
Maximum Aggregate Offering Price	$ 423,852,500.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 58,534.03
Offering Note	This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Filing Fee Tables" in Entergy Texas, Inc.'s Registration Statement on Form S-3 (File No. 333-289302-01), which was filed on August 6, 2025.